Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 26	$ 38
Remaining performance obligations	1,500
Committed revenue backlog	$ 2,500	3,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage (more than)	50.00%
Remaining performance obligation, expected timing of satisfaction, period	12 months
424 Fifth Venture
Disaggregation of Revenue [Line Items]
Escrow deposit				$ 200
Reimbursement income	$ 23	$ 69	$ 62